SHAREHOLDER LETTER



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Your Fund's Goal: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of principal appreciation. The fund invests in a diversified portfolio consisting primarily of high yield, lower-rated corporate bonds.
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Dear Shareholder:

This annual report for Franklin's AGE High Income Fund covers the fiscal year ended May 31, 2000. The period under review presented a difficult environment for fixed income investments, including the type of high yield bonds in which the fund invests. Fears of rising inflation prompted the Federal Reserve Board to raise short-term interest rates six times during the 12 months under review, pushing the federal funds target rate up from 4.75% at the beginning of the period to 6.50% at the end. The yield on the benchmark 10-year Treasury note also rose, from 5.76% to 6.27% during the period, exhibiting significant volatility as it reached a high of 6.79% in the first quarter of 2000. Because bond prices and yields are inversely related, the overall rise in bond yields led to a decline in bond prices. Fluctuating interest rates and uncertainty about future inflation and corporate earnings created an usually volatile environment for domestic equity markets during the period.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), which is a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 16.


CONTENTS

Shareholder Letter ........       1
Performance Summary .......       8
Financial Highlights &
Statement of Investments ..      12
Financial Statements ......      25
Notes to
Financial Statements ......      29
Independent
Auditors' Report ..........      34
Tax Designation ...........      35


[PYRAMID GRAPHIC]

PORTFOLIO BREAKDOWN
Based on Total Net Assets
5/31/00

[PORTFOLIO PIE CHART]



Bonds ................        91.6%
Equities .............         4.2%
Short-Term Investments
 and Other Assets ....         4.2%


Unfortunately, rising interest rates and equity market volatility, two important influences on the high yield bond market, tempered demand for such securities. As a result, the high yield bond market posted relatively weak performance for the period. The interest rate spread, or risk premium, over the 10-year Treasury note on the Credit Suisse First Boston Global High Yield Index rose from 5.59% at the beginning of the period to 7.29% at the period's close.(1)

During the year under review, we generally maintained our strategy of focusing on growth-oriented sectors that stand to benefit from broad-based economic strength and favorable industry-specific dynamics. We also took a contrarian view on the energy sector, seeking to take advantage of that sector's depressed valuations and cyclical nature. At the close of the period, the fund's largest sector weightings were in wireless (13.6% of total net assets), telecommunications (13.5%), energy (6.0%), transportation (5.5%) and cable television (5.1%).

SECTOR DISCUSSIONS

WIRELESS

The wireless sector continued to grow during the period, as the number of wireless communications users, or penetration rates, climbed and industry revenues expanded. In the U.S., penetration rates reached 31% at the end of 1999, a solid increase but still far below penetration rates in many developed European countries, some of which exceeded 50%. Industry average revenue per unit (ARPU) was relatively steady over the reporting period, indicating that price erosion slowed. Adding to the sector's growth was the advent of new data application technologies, specifically the prospect of data applications (e.g., Internet browsers) that can be accessed via cellular handsets. VoiceStream Wireless, a nationwide cellular operator, performed well during the period, as it had above-average ARPU and growth rates and has strong support from Sonera and Hutchison Whampoa, two of the company's equity sponsors. VoiceStream operates in 23 of the top 25 national markets and is led by a capable management team. Another fund holding, Rogers Cantel, also benefited from strong equity sponsorship, as AT&T bought a 33% stake in the company. Rogers Cantel used the proceeds to lower its debt, and the company's credit rating was upgraded to investment grade in April of this year. We expect U.S. penetration rates to reach European levels over the medium term, and our outlook for continued industry growth is positive.

(1) Source: Standard and Poor's Micropal (Credit Suisse First Boston). The unmanaged index is constructed to mirror the high yield debt market and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


TELECOMMUNICATIONS

Telecommunications companies with strong management teams and ready access to capital performed well in the volatile market environment. The growth in data services drove industry revenue growth, as the need for data transmission infrastructure has increased dramatically in recent years with widespread access to the Internet. Competitive local exchange carriers (CLECs) gained greater market share from the regional bell operating companies (RBOCs) and became increasingly more competitive, making this group one of the fund's most favored subsectors. In particular, CLECs increased their exposure to the data services segment of the business, a trend that was evidenced by the commitment of such companies as NEXTLINK and McLeod to acquiring and growing data businesses. During the period, McLeod acquired Splitrock Services Inc., a wholesale provider of data communications services to Internet service providers and businesses. NEXTLINK announced plans to purchase Concentric Network Corp., a data network company that provides intranet/extranet and application hosting solutions for businesses and consumers. The announcement of both acquisitions positively impacted the fund's NEXTLINK and McLeod bond holdings because the increased exposure to data services could improve the companies' revenue growth. Another noteworthy trend during the reporting period was that companies in need of cash, on the whole, were able to access capital through the private equity markets to a greater degree than in the past. Such capital infusions lowered several companies' funding risk, allowing them to pursue their business plans more aggressively, which tended to support the price of their debt securities.


"WE EXPECT U.S. PENETRATION RATES TO REACH EUROPEAN LEVELS OVER THE MEDIUM TERM..."


ENERGY

We took a contrarian approach to the cyclical energy sector during the reporting period, investing in oil and gas services companies near the bottom of the oil price cycle when market sentiment was particularly depressed. We focused on oil and gas services companies, rather than refiners, to capitalize on the volatile but recovering commodity price environment. The fund's position in Key Energy, the largest onshore well-service company in the U.S., benefited from the oil price rally more fully than most, and the company has been using recent gains to reduce its debt. Our equity warrants in Key Energy, which we received with the debt issue, appreciated significantly, and we exercised the warrants, realizing a significant gain. Another fund holding, R&B Falcon, also participated in the energy price rebound, and the bonds performed well. R&B Falcon operates the world's largest, most technologically advanced fleet of deep-water drilling rigs, and is a major market player in the shallow water and onshore markets, as well. Because exploration and production capital spending tends to lag oil price movements, R&B Falcon may benefit from this cycle, garnering attractive cash generation and debt-reduction prospects as a result.


CABLE

During the reporting period, the domestic cable industry's rapid pace of consolidation slowed. Many cable companies began turning to marketing and distributing new services as the main contributor of revenue growth. Therefore, high speed Internet access and voice applications became larger contributors to overall industry cash flow. Seeking to take advantage of these trends, we focused on companies that demonstrated strong management teams, adept handling of service and execution issues, and a wide variety of service offerings. During the period, Charter Communications acquired one of the fund's positions, Bresnan Communications, and the fund exercised a change-of-control option on the Bresnan bonds that resulted in a significant gain.

TRANSPORTATION

In this sector, we focused on companies that may benefit from stable, broad-based infrastructure growth, as well as solid shipping companies benefiting from the strong economy. In general, the fund avoided more cyclical subsectors during the year under review. On the infrastructure side, we concentrated on companies we believed were well-positioned to take advantage of increased, planned public spending on infrastructure development. Measures, such as the Transportation and Equity Act for the 21st Century (TEA 21), which reaffirmed the current administration's commitment to spending on infrastructure development, have positively impacted companies that are sensitive to public funding. During the period, we added bonds from URS, a high-quality, globally diversified engineering firm with interests in transportation, utilities, waste management and civil design. The company has benefited significantly since its merger with Dames & Moore, another global design firm, and boasts valuable intellectual capital. On the shipping side, we focused on niche operators with valuable assets, strong customer relationships and visionary management teams. We remain optimistic about prospects for our position in Gearbulk Holding, a quality shipping company that operates in several international markets. Gearbulk is an industry leader with solid financials and will likely enjoy low replacement costs going forward due to its relatively new fleet of ships. Overall, the fund's transportation sector weighting increased during the period.


TOP 10 HOLDINGS
5/31/00

COMPANY                          % OF TOTAL
SECTOR                           NET ASSETS
-------------------------------------------

AMFM Inc.                              1.6%
Consumer Services

NEXTLINK
Communications Inc.                    1.5%
Telecommunications

R&B Falcon Corp.                       1.4%
Industrial Services

Global Crossing Holdings Ltd.          1.3%
Telecommunications

Allegiance Telecom Inc.                1.3%
Telecommunications

Intermedia
Communications Inc.                    1.3%
Telecommunications

Level 3 Communications Inc.            1.3%
Telecommunications

Dobson/Sygnet
Communications Co.                     1.3%
Telecommunications

Allied Waste
North America Inc.                     1.2%
Industrial Services

P&L Coal Holdings Corp.                1.2%
Energy Minerals


DIVIDEND DISTRIBUTIONS
6/1/99 - 5/31/00

                                       DIVIDEND PER SHARE
                  --------------------------------------------------------------
MONTH               CLASS A         CLASS B          CLASS C       ADVISOR CLASS
--------------------------------------------------------------------------------

June               2.2 cents       2.09 cents       2.09 cents       2.23 cents

July               2.2 cents       2.09 cents       2.09 cents       2.23 cents

August             2.2 cents       2.09 cents       2.09 cents       2.23 cents

September          2.2 cents       2.08 cents       2.09 cents       2.23 cents

October            2.2 cents       2.08 cents       2.09 cents       2.23 cents

November           2.2 cents       2.08 cents       2.09 cents       2.23 cents

December           2.2 cents       2.10 cents       2.10 cents       2.23 cents

January            2.2 cents       2.10 cents       2.10 cents       2.23 cents

February           2.2 cents       2.10 cents       2.10 cents       2.23 cents

March              2.2 cents       2.09 cents       2.09 cents       2.23 cents

April              2.2 cents       2.09 cents       2.09 cents       2.23 cents

May                2.2 cents       2.09 cents       2.09 cents       2.22 cents
--------------------------------------------------------------------------------
TOTAL             26.4 CENTS      25.08 CENTS      25.11 CENTS      26.75 CENTS


LOOKING FORWARD

Despite recent market volatility, the domestic economy's outlook remains positive. Data suggest the economy's remarkable expansion could continue, although possibly at a more moderate pace, and that corporate fundamentals remain strong. Inflation, as measured by the Consumer Price Index, rose from a 2.0% annualized pace at the beginning of the period to an annualized 3.1% at the period's close, but is still relatively low, and we do not expect it to exert undue pressure on the economy in the near term. At recent interest rate spread levels of 7.29%, high yield valuations are quite attractive on a historical basis -- considerably wider than the 10-year average of 4.95% and the 5-year average of 4.69%. In our opinion, domestic economic strength and solid corporate fundamentals should underpin the performance of high yield companies. This, coupled with historically attractive valuations, provides a favorable outlook for high yield bonds going forward.

Sincerely,

/s/ Christopher J. Molumphy

Christopher J. Molumphy
Senior Portfolio Manager
Franklin's AGE High Income Fund

This discussion reflects our views, opinions and portfolio holdings as of May 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


ONE-YEAR PERFORMANCE SUMMARY
AS OF 5/31/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A

One-Year Total Return                 -5.01%
Net Asset Value (NAV)                 $2.30 (5/31/00)      $2.69 (5/31/99)
Change in NAV                         -$0.39
Distributions (6/1/99 - 5/31/00)      Dividend Income      $0.2640

CLASS B

One-Year Total Return                 -5.49%
Net Asset Value (NAV)                 $2.30 (5/31/00)      $2.69 (5/31/99)
Change in NAV                         -$0.39
Distributions (6/1/99 - 5/31/00)      Dividend Income      $0.2508

CLASS C

One-Year Total Return                 -5.46%
Net Asset Value (NAV)                 $2.31 (5/31/00)      $2.70 (5/31/99)
Change in NAV                         -$0.39
Distributions (6/1/99 - 5/31/00)      Dividend Income      $0.2511

ADVISOR CLASS

One-Year Total Return                 -4.88%
Net Asset Value (NAV)                 $2.30 (5/31/00)      $2.69 (5/31/99)
Change in NAV                         -$0.39
Distributions (6/1/99 - 5/31/00)      Dividend Income      $0.2675





             Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 6/30/00


                                                                      INCEPTION
CLASS A                            1-YEAR     5-YEAR      10-YEAR     (12/31/69)
--------------------------------------------------------------------------------

Cumulative Total Return(1)         -2.50%     +36.36%    +161.39%    +1,024.92%
Average Annual Total Return(2)     -6.69%      +5.50%      +9.62%        +8.10%
Value of $10,000 Investment(3)     $9,331     $13,070     $25,062      $107,621

                                                                      INCEPTION
CLASS B                                                    1-YEAR     (1/1/99)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                                 -3.00%        -1.71%
Average Annual Total Return(2)                             -6.50%        -3.44%
Value of $10,000 Investment(3)                             $9,350        $9,490
                                                                      INCEPTION
CLASS C                                        1-YEAR     5-YEAR      (5/16/95)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                     -2.98%     +33.04%       +34.54%
Average Annual Total Return(2)                 -4.92%      +5.65%        +5.74%
Value of $10,000 Investment(3)                 $9,508     $13,161       $13,310

                                                                      INCEPTION
ADVISOR CLASS(4)                   1-YEAR     5-YEAR      10-YEAR    (12/31/69)
--------------------------------------------------------------------------------

Cumulative Total Return(1)         -2.37%     +37.42%    +163.43%    +1,033.70%
Average Annual Total Return(2)     -2.37%      +6.56%     +10.17%        +8.29%
Value of $10,000 Investment(3)     $9,763     $13,742     $26,343      $113,370


AS OF 5/31/00

SHARE CLASS                            A           B           C        ADVISOR
--------------------------------------------------------------------------------

Distribution Rate(5)                 11.00%      10.90%      10.76%      11.58%
30-Day Standardized Yield(6)         11.73%      11.69%      11.58%      12.43%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Figures represent the value of a hypothetical $10,000 investment in the fund for the periods shown and include the current, applicable, maximum sales charge(s) for that class.

4. Effective January 1, 1997, the fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 1997, a restated figure is used based upon the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +3.69% and +13.51%, respectively.

5. Distribution rate is based on an annualization of the respective class's May dividend and the maximum offering price (net asset value for Class B and Advisor Class) per share on May 31, 2000.

6. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended May 31, 2000.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.




Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN
5/31/00

CLASS A
------------------------------------

1-Year                        -9.06%
5-Year                        +5.10%
10-Year                       +9.59%
Since Inception (12/31/69)    +8.03%


AVERAGE ANNUAL TOTAL RETURN
5/31/00

CLASS B
------------------------------------

1-Year                        -8.91%
Since Inception (1/1/99)      -5.44%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index.


CLASS A (6/1/90-5/31/00)

                                FRANKLIN'S AGE HIGH INCOME FUND -    CS FIRST
                                           CLASS A                    BOSTON
                                                                      GLOBAL
                                                                     HIGH YIELD
                                                                      INDEX*
------------------------------------------------------------------------------

       06/01/1990                   $9,583                            $10,000
       06/30/1990                   $9,821                  3.15%     $10,315
       07/31/1990                  $10,062                  3.23%     $10,648
       08/31/1990                   $9,441                 -4.62%     $10,156
       09/30/1990                   $8,771                 -7.63%      $9,381
       10/31/1990                   $8,131                 -2.51%      $9,146
       11/30/1990                   $8,305                  2.01%      $9,330
       12/31/1990                   $8,396                  0.48%      $9,374
       01/31/1991                   $8,575                  2.74%      $9,631
       02/28/1991                   $9,530                  8.63%     $10,462
       03/31/1991                  $10,106                  6.20%     $11,111
       04/30/1991                  $10,558                  4.15%     $11,572
       05/31/1991                  $10,630                  0.50%     $11,630
       06/30/1991                  $10,973                  2.62%     $11,935
       07/31/1991                  $11,321                  3.38%     $12,338
       08/31/1991                  $11,627                  1.82%     $12,563
       09/30/1991                  $11,841                  2.27%     $12,848
       10/31/1991                  $12,247                  3.31%     $13,273
       11/30/1991                  $12,323                  0.80%     $13,379
       12/31/1991                  $12,449                  0.73%     $13,477
       01/31/1992                  $12,867                  4.07%     $14,026
       02/29/1992                  $13,142                  2.43%     $14,366
       03/31/1992                  $13,400                  1.49%     $14,581
       04/30/1992                  $13,510                  0.08%     $14,592
       05/31/1992                  $13,722                  1.36%     $14,791
       06/30/1992                  $13,783                  0.99%     $14,937
       07/31/1992                  $14,049                  1.54%     $15,167
       08/31/1992                  $14,266                  1.38%     $15,376
       09/30/1992                  $14,432                  0.65%     $15,476
       10/31/1992                  $14,180                 -1.04%     $15,315
       11/30/1992                  $14,349                  1.50%     $15,545
       12/31/1992                  $14,520                  1.13%     $15,721
       01/31/1993                  $14,853                  2.73%     $16,150
       02/28/1993                  $15,081                  1.98%     $16,470
       03/31/1993                  $15,310                  2.11%     $16,817
       04/30/1993                  $15,432                  0.57%     $16,913
       05/31/1993                  $15,610                  1.46%     $17,160
       06/30/1993                  $15,956                  1.81%     $17,471
       07/31/1993                  $16,137                  1.04%     $17,652
       08/31/1993                  $16,205                  0.85%     $17,802
       09/30/1993                  $16,273                  0.57%     $17,904
       10/31/1993                  $16,746                  1.83%     $18,231
       11/30/1993                  $16,816                  1.26%     $18,461
       12/31/1993                  $17,080                  1.26%     $18,694
       01/31/1994                  $17,446                  1.78%     $19,027
       02/28/1994                  $17,279                  0.15%     $19,055
       03/31/1994                  $16,512                 -2.94%     $18,495
       04/30/1994                  $16,404                 -1.34%     $18,247
       05/31/1994                  $16,477                  0.57%     $18,351
       06/30/1994                  $16,489                 -0.67%     $18,228
       07/31/1994                  $16,564                  0.47%     $18,314
       08/31/1994                  $16,702                  0.72%     $18,446
       09/30/1994                  $16,777                  0.40%     $18,519
       10/31/1994                  $16,853                  0.07%     $18,532
       11/30/1994                  $16,674                 -1.16%     $18,317
       12/31/1994                  $16,817                  1.06%     $18,512
       01/31/1995                  $16,960                  1.05%     $18,706
       02/28/1995                  $17,630                  2.46%     $19,166
       03/31/1995                  $17,776                  1.13%     $19,383
       04/30/1995                  $18,257                  2.22%     $19,813
       05/31/1995                  $18,675                  2.82%     $20,372
       06/30/1995                  $18,825                  0.66%     $20,506
       07/31/1995                  $19,181                  1.55%     $20,824
       08/31/1995                  $19,265                  0.28%     $20,882
       09/30/1995                  $19,418                  1.15%     $21,122
       10/31/1995                  $19,572                  1.11%     $21,357
       11/30/1995                  $19,657                  0.47%     $21,457
       12/31/1995                  $19,956                  1.27%     $21,730
       01/31/1996                  $20,329                  1.90%     $22,143
       02/29/1996                  $20,489                  0.53%     $22,260
       03/31/1996                  $20,358                 -0.27%     $22,200
       04/30/1996                  $20,446                  0.54%     $22,320
       05/31/1996                  $20,683                  0.81%     $22,501
       06/30/1996                  $20,698                  0.22%     $22,550
       07/31/1996                  $20,864                  0.90%     $22,753
       08/31/1996                  $21,258                  1.09%     $23,001
       09/30/1996                  $21,732                  1.72%     $23,397
       10/31/1996                  $21,902                  0.84%     $23,593
       11/30/1996                  $22,384                  1.56%     $23,961
       12/31/1996                  $22,791                  1.95%     $24,428
       01/31/1997                  $22,965                  0.73%     $24,607
       02/28/1997                  $23,378                  1.88%     $25,069
       03/31/1997                  $22,833                 -1.12%     $24,789
       04/30/1997                  $23,092                  0.89%     $25,009
       05/31/1997                  $23,596                  2.01%     $25,512
       06/30/1997                  $24,023                  1.36%     $25,859
       07/31/1997                  $24,700                  2.12%     $26,407
       08/31/1997                  $24,717                  0.54%     $26,550
       09/30/1997                  $25,153                  1.98%     $27,075
       10/31/1997                  $25,001                 -0.01%     $27,073
       11/30/1997                  $25,357                  0.71%     $27,265
       12/31/1997                  $25,546                  0.91%     $27,513
       01/31/1998                  $25,821                  1.70%     $27,981
       02/28/1998                  $26,100                  0.78%     $28,199
       03/31/1998                  $26,381                  0.50%     $28,340
       04/30/1998                  $26,487                  0.75%     $28,553
       05/31/1998                  $26,504                  0.30%     $28,638
       06/30/1998                  $26,523                  0.21%     $28,698
       07/31/1998                  $26,721                  0.70%     $28,899
       08/31/1998                  $24,738                 -6.79%     $26,937
       09/30/1998                  $24,850                 -0.01%     $26,934
       10/31/1998                  $24,407                 -1.99%     $26,398
       11/30/1998                  $26,009                  5.07%     $27,737
       12/31/1998                  $25,934                 -0.23%     $27,673
       01/31/1999                  $26,331                  0.94%     $27,933
       02/28/1999                  $26,062                 -0.21%     $27,874
       03/31/1999                  $26,370                  0.91%     $28,128
       04/30/1999                  $26,875                  2.21%     $28,750
       05/31/1999                  $26,307                 -1.08%     $28,439
       06/30/1999                  $26,328                  0.05%     $28,453
       07/31/1999                  $26,347                  0.05%     $28,468
       08/31/1999                  $25,867                 -0.89%     $28,214
       09/30/1999                  $25,583                 -0.77%     $27,997
       10/31/1999                  $25,502                 -0.49%     $27,860
       11/30/1999                  $26,037                  1.36%     $28,239
       12/31/1999                  $26,059                  1.21%     $28,580
       01/31/2000                  $25,767                 -0.40%     $28,466
       02/29/2000                  $25,895                  0.62%     $28,643
       03/31/2000                  $25,382                 -1.48%     $28,219
       04/30/2000                  $25,403                 -0.15%     $28,176
       05/31/2000    -1.63%        $24,990                 -1.60%     $27,725


CLASS B (1/1/99-5/31/00)

                            FRANKLIN'S AGE HIGH INCOME FUND -         CS FIRST
                                       CLASS B                      BOSTON GLOBAL
                                                                      HIGH YIELD
                                                                        INDEX*
------------------------------------------------------------------------------
      01/01/1999                   $10,000                            $10,000
      01/31/1999                   $10,153              0.94%         $10,094
      02/28/1999                   $10,046             -0.21%         $10,073
      03/31/1999                   $10,123              0.91%         $10,164
      04/30/1999                   $10,351              2.21%         $10,389
      05/31/1999                   $10,129             -1.08%         $10,277
      06/30/1999                   $10,133              0.05%         $10,282
      07/31/1999                   $10,098              0.05%         $10,287
      08/31/1999                    $9,947             -0.89%         $10,196
      09/30/1999                    $9,834             -0.77%         $10,117
      10/31/1999                    $9,759             -0.49%         $10,068
      11/30/1999                    $9,959              1.36%         $10,204
      12/31/1999                   $10,003              1.21%         $10,328
      01/31/2000                    $9,887             -0.40%         $10,287
      02/29/2000                    $9,932              0.62%         $10,350
      03/31/2000                    $9,691             -1.48%         $10,197
      04/30/2000                    $9,736             -0.15%         $10,182
      05/31/2000                    $9,239             -1.60%         $10,019




             Past performance does not guarantee future results.

CLASS C (5/16/95-5/31/00)

                                FRANKLIN'S AGE HIGH INCOME FUND       CS FIRST
                                         - CLASS C                   BOSTON GLOBAL
                                                                      HIGH YIELD
                                                                       INDEX*
------------------------------------------------------------------------------
       05/16/1995                   $9,892                            $10,000
       05/31/1995                   $9,928              1.36%         $10,136
       06/30/1995                  $10,004              0.66%         $10,203
       07/31/1995                  $10,186              1.55%         $10,362
       08/31/1995                  $10,223              0.28%         $10,391
       09/30/1995                  $10,297              1.15%         $10,510
       10/31/1995                  $10,373              1.11%         $10,627
       11/30/1995                  $10,412              0.47%         $10,677
       12/31/1995                  $10,565              1.27%         $10,812
       01/31/1996                  $10,756              1.90%         $11,018
       02/29/1996                  $10,835              0.53%         $11,076
       03/31/1996                  $10,760             -0.27%         $11,046
       04/30/1996                  $10,840              0.54%         $11,106
       05/31/1996                  $10,927              0.81%         $11,196
       06/30/1996                  $10,930              0.22%         $11,220
       07/31/1996                  $11,052              0.90%         $11,321
       08/31/1996                  $11,215              1.09%         $11,445
       09/30/1996                  $11,500              1.72%         $11,642
       10/31/1996                  $11,584              0.84%         $11,739
       11/30/1996                  $11,792              1.56%         $11,923
       12/31/1996                  $12,001              1.95%         $12,155
       01/31/1997                  $12,087              0.73%         $12,244
       02/28/1997                  $12,340              1.88%         $12,474
       03/31/1997                  $12,006             -1.12%         $12,334
       04/30/1997                  $12,136              0.89%         $12,444
       05/31/1997                  $12,393              2.01%         $12,694
       06/30/1997                  $12,611              1.36%         $12,867
       07/31/1997                  $12,960              2.12%         $13,140
       08/31/1997                  $13,007              0.54%         $13,210
       09/30/1997                  $13,230              1.98%         $13,472
       10/31/1997                  $13,144             -0.01%         $13,471
       11/30/1997                  $13,281              0.71%         $13,566
       12/31/1997                  $13,419              0.91%         $13,690
       01/31/1998                  $13,511              1.70%         $13,923
       02/28/1998                  $13,650              0.78%         $14,031
       03/31/1998                  $13,836              0.50%         $14,101
       04/30/1998                  $13,839              0.75%         $14,207
       05/31/1998                  $13,842              0.30%         $14,250
       06/30/1998                  $13,844              0.21%         $14,280
       07/31/1998                  $13,989              0.70%         $14,380
       08/31/1998                  $12,902             -6.79%         $13,403
       09/30/1998                  $13,001             -0.01%         $13,402
       10/31/1998                  $12,765             -1.99%         $13,135
       11/30/1998                  $13,594              5.07%         $13,801
       12/31/1998                  $13,549             -0.23%         $13,769
       01/31/1999                  $13,750              0.94%         $13,899
       02/28/1999                  $13,605             -0.21%         $13,870
       03/31/1999                  $13,708              0.91%         $13,996
       04/30/1999                  $14,014              2.21%         $14,305
       05/31/1999                  $13,713             -1.08%         $14,151
       06/30/1999                  $13,718              0.05%         $14,158
       07/31/1999                  $13,671              0.05%         $14,165
       08/31/1999                  $13,467             -0.89%         $14,039
       09/30/1999                  $13,315             -0.77%         $13,931
       10/31/1999                  $13,215             -0.49%         $13,862
       11/30/1999                  $13,486              1.36%         $14,051
       12/31/1999                  $13,545              1.21%         $14,221
       01/31/2000                  $13,388             -0.40%         $14,164
       02/29/2000                  $13,449              0.62%         $14,252
       03/31/2000                  $13,123             -1.48%         $14,041
       04/30/2000                  $13,184             -0.15%         $14,020
       05/31/2000    -1.66%        $12,964             -1.60%         $13,796

ADVISOR CLASS (6/1/90-5/31/00)

                                FRANKLIN'S AGE HIGH INCOME FUND       CS FIRST
                                         - ADVISOR CLASS            BOSTON GLOBAL
                                                                      HIGH YIELD
                                                                        INDEX*
------------------------------------------------------------------------------
      06/01/1990                   $10,000                            $10,000
      06/30/1990                   $10,248              3.15%         $10,315
      07/31/1990                   $10,499              3.23%         $10,648
      08/31/1990                    $9,852             -4.62%         $10,156
      09/30/1990                    $9,153             -7.63%          $9,381
      10/31/1990                    $8,485             -2.51%          $9,146
      11/30/1990                    $8,666              2.01%          $9,330
      12/31/1990                    $8,761              0.48%          $9,374
      01/31/1991                    $8,947              2.74%          $9,631
      02/28/1991                    $9,944              8.63%         $10,462
      03/31/1991                   $10,546              6.20%         $11,111
      04/30/1991                   $11,017              4.15%         $11,572
      05/31/1991                   $11,092              0.50%         $11,630
      06/30/1991                   $11,451              2.62%         $11,935
      07/31/1991                   $11,813              3.38%         $12,338
      08/31/1991                   $12,132              1.82%         $12,563
      09/30/1991                   $12,356              2.27%         $12,848
      10/31/1991                   $12,780              3.31%         $13,273
      11/30/1991                   $12,859              0.80%         $13,379
      12/31/1991                   $12,990              0.73%         $13,477
      01/31/1992                   $13,426              4.07%         $14,026
      02/29/1992                   $13,713              2.43%         $14,366
      03/31/1992                   $13,982              1.49%         $14,581
      04/30/1992                   $14,097              0.08%         $14,592
      05/31/1992                   $14,318              1.36%         $14,791
      06/30/1992                   $14,382              0.99%         $14,937
      07/31/1992                   $14,660              1.54%         $15,167
      08/31/1992                   $14,886              1.38%         $15,376
      09/30/1992                   $15,059              0.65%         $15,476
      10/31/1992                   $14,797             -1.04%         $15,315
      11/30/1992                   $14,973              1.50%         $15,545
      12/31/1992                   $15,151              1.13%         $15,721
      01/31/1993                   $15,499              2.73%         $16,150
      02/28/1993                   $15,737              1.98%         $16,470
      03/31/1993                   $15,976              2.11%         $16,817
      04/30/1993                   $16,103              0.57%         $16,913
      05/31/1993                   $16,288              1.46%         $17,160
      06/30/1993                   $16,650              1.81%         $17,471
      07/31/1993                   $16,838              1.04%         $17,652
      08/31/1993                   $16,909              0.85%         $17,802
      09/30/1993                   $16,981              0.57%         $17,904
      10/31/1993                   $17,475              1.83%         $18,231
      11/30/1993                   $17,547              1.26%         $18,461
      12/31/1993                   $17,823              1.26%         $18,694
      01/31/1994                   $18,205              1.78%         $19,027
      02/28/1994                   $18,030              0.15%         $19,055
      03/31/1994                   $17,230             -2.94%         $18,495
      04/30/1994                   $17,117             -1.34%         $18,247
      05/31/1994                   $17,193              0.57%         $18,351
      06/30/1994                   $17,206             -0.67%         $18,228
      07/31/1994                   $17,284              0.47%         $18,314
      08/31/1994                   $17,428              0.72%         $18,446
      09/30/1994                   $17,507              0.40%         $18,519
      10/31/1994                   $17,586              0.07%         $18,532
      11/30/1994                   $17,399             -1.16%         $18,317
      12/31/1994                   $17,548              1.06%         $18,512
      01/31/1995                   $17,697              1.05%         $18,706
      02/28/1995                   $18,397              2.46%         $19,166
      03/31/1995                   $18,549              1.13%         $19,383
      04/30/1995                   $19,051              2.22%         $19,813
      05/31/1995                   $19,487              2.82%         $20,372
      06/30/1995                   $19,644              0.66%         $20,506
      07/31/1995                   $20,015              1.55%         $20,824
      08/31/1995                   $20,102              0.28%         $20,882
      09/30/1995                   $20,262              1.15%         $21,122
      10/31/1995                   $20,423              1.11%         $21,357
      11/30/1995                   $20,511              0.47%         $21,457
      12/31/1995                   $20,824              1.27%         $21,730
      01/31/1996                   $21,213              1.90%         $22,143
      02/29/1996                   $21,379              0.53%         $22,260
      03/31/1996                   $21,243             -0.27%         $22,200
      04/30/1996                   $21,335              0.54%         $22,320
      05/31/1996                   $21,582              0.81%         $22,501
      06/30/1996                   $21,598              0.22%         $22,550
      07/31/1996                   $21,771              0.90%         $22,753
      08/31/1996                   $22,182              1.09%         $23,001
      09/30/1996                   $22,677              1.72%         $23,397
      10/31/1996                   $22,854              0.84%         $23,593
      11/30/1996                   $23,357              1.56%         $23,961
      12/31/1996                   $23,782              1.95%         $24,428
      01/31/1997       1.11%       $24,046              0.73%         $24,607
      02/28/1997       1.81%       $24,481              1.88%         $25,069
      03/31/1997      -2.32%       $23,913             -1.12%         $24,789
      04/30/1997       1.14%       $24,186              0.89%         $25,009
      05/31/1997       2.19%       $24,716              2.01%         $25,512
      06/30/1997       1.82%       $25,165              1.36%         $25,859
      07/31/1997       2.83%       $25,878              2.12%         $26,407
      08/31/1997       0.08%       $25,898              0.54%         $26,550
      09/30/1997       1.77%       $26,357              1.98%         $27,075
      10/31/1997      -0.26%       $26,288             -0.01%         $27,073
      11/30/1997       1.10%       $26,577              0.71%         $27,265
      12/31/1997       0.75%       $26,777              0.91%         $27,513
      01/31/1998       1.09%       $27,068              1.70%         $27,981
      02/28/1998       1.09%       $27,364              0.78%         $28,199
      03/31/1998       1.09%       $27,662              0.50%         $28,340
      04/30/1998       0.41%       $27,775              0.75%         $28,553
      05/31/1998       0.08%       $27,797              0.30%         $28,638
      06/30/1998       0.08%       $27,820              0.21%         $28,698
      07/31/1998       0.76%       $28,031              0.70%         $28,899
      08/31/1998      -7.41%       $25,954             -6.79%         $26,937
      09/30/1998       0.46%       $26,073             -0.01%         $26,934
      10/31/1998      -1.77%       $25,612             -1.99%         $26,398
      11/30/1998       6.58%       $27,297              5.07%         $27,737
      12/31/1998      -0.28%       $27,221             -0.23%         $27,673
      01/31/1999       1.54%       $27,640              0.94%         $27,933
      02/28/1999      -0.65%       $27,460             -0.21%         $27,874
      03/31/1999       0.82%       $27,685              0.91%         $28,128
      04/30/1999       1.92%       $28,217              2.21%         $28,750
      05/31/1999      -2.10%       $27,624             -1.08%         $28,439
      06/30/1999       0.09%       $27,649              0.05%         $28,453
      07/31/1999       0.08%       $27,671              0.05%         $28,468
      08/31/1999      -1.81%       $27,171             -0.89%         $28,214
      09/30/1999      -1.08%       $26,877             -0.77%         $27,997
      10/31/1999      -0.30%       $26,796             -0.49%         $27,860
      11/30/1999       2.11%       $27,362              1.36%         $28,239
      12/31/1999       0.09%       $27,386              1.21%         $28,580
      01/31/2000      -1.11%       $27,083             -0.40%         $28,466
      02/29/2000       0.91%       $27,329              0.62%         $28,643
      03/31/2000      -2.37%       $26,681             -1.48%         $28,219
      04/30/2000       0.10%       $26,708             -0.15%         $28,176
      05/31/2000      -1.62%       $26,277             -1.60%         $27,725

* Source: Standard and Poor's Micropal.


AVERAGE ANNUAL TOTAL RETURN
5/31/00

CLASS C
------------------------------------

1-Year                        -7.35%
5-Year                        +5.25%
Since Inception (5/16/95)     +5.28%


AVERAGE ANNUAL TOTAL RETURN
5/31/00

ADVISOR CLASS**
------------------------------------

1-Year                        -4.88%
5-Year                        +6.16%
10-Year                      +10.14%
Since Inception (12/31/69)    +8.21%


*Source: Standard and Poor's Micropal.
**Effective January 1, 1997, the fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 1997, a restated figure is used based upon the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.



Past performance does not guarantee future results.


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Financial Highlights


                                                                                   CLASS A
                                                   ----------------------------------------------------------------------
                                                                             YEAR ENDED MAY 31,
                                                   ----------------------------------------------------------------------
                                                      2000           1999           1998           1997           1996
                                                   ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $     2.69     $     2.98     $     2.90     $     2.79     $     2.77
                                                   ----------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................             .26            .26            .26            .26            .25
 Net realized and unrealized gains (losses) .            (.39)          (.29)           .08            .11            .03
                                                   ----------------------------------------------------------------------
Total from investment operations ............            (.13)          (.03)           .34            .37            .28
                                                   ----------------------------------------------------------------------
Less distributions from net investment income            (.26)          (.26)          (.26)          (.26)          (.26)
                                                   ----------------------------------------------------------------------
Net asset value, end of year ................      $     2.30     $     2.69     $     2.98     $     2.90     $     2.79
                                                   ======================================================================

Total return(b) .............................           (5.01%)         (.74%)        12.32%         14.09%         10.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $2,442,432     $3,108,809     $3,236,134     $2,638,914     $2,183,738
Ratios to average net assets:
 Expenses ...................................             .74%           .72%           .70%           .71%           .70%
 Net investment income ......................           10.28%          9.40%          9.04%          9.31%          9.07%
Portfolio turnover rate .....................           18.79%         27.55%         29.69%         20.01%         19.87%


(a) Based on average shares outstanding effective year ended May 31, 2000.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Financial Highlights (continued)


                                                             CLASS B
                                                       --------------------
                                                         YEAR ENDED MAY 31,
                                                       --------------------
                                                         2000       1999(c)
                                                       --------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........          $  2.68      $  2.76
                                                       --------------------
Income from investment operations:
 Net investment income(a) ...................              .24          .11
 Net realized and unrealized losses .........             (.37)        (.08)
                                                       --------------------
Total from investment operations ............             (.13)         .03
                                                       --------------------
Less distributions from net investment income             (.25)        (.11)
                                                       --------------------
Net asset value, end of year ................          $  2.30      $  2.68
                                                       ====================

Total return(b) .............................            (5.49%)       1.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............          $69,565      $26,095
Ratios to average net assets:
 Expenses ...................................             1.25%        1.24%(d)
 Net investment income ......................             9.85%        8.41%(d)
Portfolio turnover rate .....................            18.79%       27.55%

(a)Based on average shares outstanding effective year ended May 31, 2000.
(b)Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
(c)For the period January 1, 1999 (effective date) to May 31, 1999.
(d)Annualized


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Financial Highlights (continued)


                                                                                 CLASS C
                                                   ---------------------------------------------------------------------
                                                                            YEAR ENDED MAY 31,
                                                   ---------------------------------------------------------------------
                                                     2000         1999            1998            1997            1996
                                                   ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $   2.69     $   2.98        $   2.90        $   2.79        $   2.77
                                                   ---------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................           .25          .25             .25             .25             .25
 Net realized and unrealized gains (losses) .          (.38)        (.29)            .08             .11             .02
                                                   ---------------------------------------------------------------------
Total from investment operations ............          (.13)        (.04)            .33             .36             .27
                                                   ---------------------------------------------------------------------
Less distributions from net investment income          (.25)        (.25)           (.25)           (.25)           (.25)
                                                   ---------------------------------------------------------------------
Net asset value, end of year ................      $   2.31     $   2.69        $   2.98        $   2.90        $   2.79
                                                   =====================================================================
Total return(b) .............................         (5.46%)       (.93%)         11.69%          13.41%          10.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $367,151     $487,196        $394,612        $151,073        $ 46,064
Ratios to average net assets:
 Expenses ...................................          1.25%        1.24%           1.23%           1.25%           1.25%
 Net investment income ......................          9.76%        8.89%           8.51%           8.75%           8.50%
Portfolio turnover rate .....................         18.79%       27.55%          29.69%          20.01%          19.87%



(a)Based on average shares outstanding effective year ended May 31, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Financial Highlights (continued)


                                                                      ADVISOR CLASS
                                                   ----------------------------------------------------
                                                                    YEAR ENDED MAY 31,
                                                   ----------------------------------------------------
                                                    2000           1999           1998          1997(c)
                                                   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $  2.69        $  2.98        $  2.90        $ 2.90
                                                   -------        -------        -------        ------
Income from investment operations:
 Net investment income(a) ...................          .26            .27            .27           .12
 Net realized and unrealized gains (losses) .         (.38)          (.29)           .08          (.01)
                                                   -------        -------        -------        ------
Total from investment operations ............         (.12)          (.02)           .35           .11
                                                   -------        -------        -------        ------
Less distributions from net investment income         (.27)          (.27)          (.27)         (.11)
                                                   -------        -------        -------        ------
Net asset value, end of year ................      $  2.30        $  2.69        $  2.98        $ 2.90
                                                   =======        =======        =======        ======
Total return(b) .............................        (4.88%)         (.61%)        12.46%         3.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $17,234        $39,354        $28,026        $6,224
Ratios to average net assets:
 Expenses ...................................          .60%           .59%           .58%          .61%(d)
 Net investment income ......................        10.29%          9.52%          9.17%         9.25%(d)
Portfolio turnover rate .....................        18.79%         27.55%         29.69%        20.01%


(a)Based on average shares outstanding effective year ended May 31, 2000.
(b)Total return is not annualized.
(c)For the period January 2, 1997 (effective date) to May 31, 1997.
(d)Annualized


                       See notes to financial statements.


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2000

                                                                                                      SHARES/
                                                                                                     WARRANTS/
                                                                                COUNTRY               RIGHTS            VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS, WARRANTS AND RIGHTS 1.7%
     CONSUMER NON-DURABLES .6%
     Nabisco Group Holdings Corp. ........................................    United States           510,000      $ 11,124,375
     R.J. Reynolds Tobacco Holdings Inc. .................................    United States           170,000         4,717,500
(a)  Specialty Foods Corp., 144A .........................................    United States            97,500                --
                                                                                                                   ------------
                                                                                                                     15,841,875
                                                                                                                   ------------
(a)  CONSUMER SERVICES
     Advantica Restaurant Group Inc., A ..................................    United States           612,439           459,329
     Jack in the Box Inc. ................................................    United States            24,090           597,733
                                                                                                                   ------------
                                                                                                                      1,057,062
                                                                                                                   ------------
     ENERGY MINERALS .2%
(a)  Abraxas Petroleum Corp. .............................................    United States         2,211,842         3,317,763
     Abraxas Petroleum Corp., rts., 11/01/04 .............................    United States         2,211,842         1,105,921
(a)  McMoran Exploration Co. .............................................    United States            25,937           403,645
                                                                                                                   ------------
                                                                                                                      4,827,329
                                                                                                                   ------------
     GOVERNMENT BONDS
     United Mexican States, rts., 6/30/03 ................................        Mexico                3,000                --
                                                                                                                   ------------
     INDUSTRIAL SERVICES .2%
(a)  Key Energy Services Inc. ............................................    United States            59,488           646,932
     R&B Falcon Corp., 144A, wts., 5/01/09 ...............................    United States            11,750         5,757,500
                                                                                                                   ------------
                                                                                                                      6,404,432
                                                                                                                   ------------
     NON-ENERGY MINERALS
     Gulf States Steel Inc., wts., 4/15/03 ...............................    United States            27,800                28
                                                                                                                   ------------
     PROCESS INDUSTRIES .1%
(a)  Darling International Inc. ..........................................    United States           504,447           599,031
(a)  Gaylord Container Corp., wts., 11/01/02 .............................    United States           232,762           931,048
     Walter Industries Inc. ..............................................    United States           189,505         2,049,023
                                                                                                                   ------------
                                                                                                                      3,579,102
                                                                                                                   ------------
(a)  PRODUCER MANUFACTURING .1%
     Goss Holdings Inc., B ...............................................    United States           211,174           422,348
(e)  Harvard Industries Inc. .............................................    United States           793,966         3,572,847
                                                                                                                   ------------
                                                                                                                      3,995,195
                                                                                                                   ------------
(a)  RETAIL TRADE .1%
     Penn Traffic Co. ....................................................    United States           389,598         2,142,789
                                                                                                                   ------------
     TELECOMMUNICATIONS .4%
     International Wireless Communications Holdings Inc. .................    United States         1,759,743         1,055,846
     International Wireless Communications Holdings Inc., wts, 8/15/01 ...    United States            36,400                36
     Loral Space & Communications Ltd., wts., 1/15/07 ....................    United States            35,300           126,604
     McCaw International Ltd., wts., 4/15/07 .............................    United States            28,500           855,000
(a)  Nextel Communications Inc., A .......................................    United States            64,337         5,959,215


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)

                                                                                                      SHARES/
                                                                                                     WARRANTS/
                                                                                COUNTRY               RIGHTS            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS (CONT.)
    TELECOMMUNICATIONS (CONT.)
    Occidente Y Caribe Celular, 144A, wts., 3/15/04 .....................       Colombia             152,660      $  2,289,900
(d) Poland Telecom Finance, wts., 12/01/07 ..............................        Poland               30,000               375
                                                                                                                  ------------
                                                                                                                    10,286,976
                                                                                                                  ------------
    TOTAL COMMON STOCKS, WARRANTS AND RIGHTS (COST $91,317,666) .........                                           48,134,788
                                                                                                                  ------------

    PREFERRED STOCKS 1.8%
    Asia Pulp & Paper Co. Ltd., 12.00% ..................................      Indonesia              24,700        11,238,500
    Fresenius Medical Care Capital Trust, 9.00% .........................    United States            13,100        12,314,000
    R&B Falcon Corp., 13.875%, pfd., PIK ................................    United States            13,511        14,997,143
    Sinclair Capital, 11.625%, pfd. ......................................   United States           147,000        13,303,500
                                                                                                                  ------------
    TOTAL PREFERRED STOCKS (COST $65,470,854) ...........................                                           51,853,143
                                                                                                                  ------------
    CONVERTIBLE PREFERRED STOCKS .6%
    UTILITIES .6%
    CMS Energy Trust I, 7.75%, cvt. pfd. (COST $26,500,000) .............    United States           530,000        18,748,750
                                                                                                                  ------------
    PARTNERSHIP UNITS .1%
    PROCESS INDUSTRIES .1%
    Phosphate Resource Partners LP (COST $3,639,277) ....................    United States           415,000         2,619,688
                                                                                                                  ------------


                                                                                                   PRINCIPAL
                                                                                                    AMOUNT*
                                                                                                    -------
    BONDS 91.1%
    COMMERCIAL SERVICES 2.5%
(c) AmeriServe Food Distribution Inc., senior note, 8.875%, 10/15/06 ....    United States       $16,150,000           565,250
(c) AmeriServe Food Distribution Inc., senior sub. note, 10.125%, 7/15/07    United States        14,210,000           213,150
    Fleming Cos. Inc., senior sub. note, B, 10.50%, 12/01/04 ............    United States        13,200,000        11,880,000
    Fleming Cos. Inc., senior sub. note, B, 10.625%, 7/31/07 ............    United States        14,000,000        11,760,000
    Intertek Finance PLC, senior sub. note, B, 10.25%, 11/01/06 .........    United Kingdom        9,400,000         7,849,000
    Iron Mountain Inc., senior sub. note, 8.75%, 9/30/09 ................    United States        16,650,000        14,901,750
    Iron Mountain Inc., senior sub. note, 8.25%, 7/01/11 ................    United States         7,500,000         6,412,500
    Lamar Advertising Co., senior sub. note, 9.625%, 12/01/06 ...........    United States        20,000,000        19,800,000
                                                                                                                  ------------
                                                                                                                    73,381,650
                                                                                                                  ------------
    CONSUMER DURABLES .8%
    Dura Operating Corp., senior sub. note, Series B, 9.00%, 5/01/09 ....    United States        11,000,000         9,625,000
    Sealy Mattress Co., senior disc. note, B, zero cpn. to 12/15/02,
     10.875% thereafter, 12/15/07 .......................................    United States        10,200,000         7,140,000
    Sealy Mattress Co., senior sub. note, B, 9.875%, 12/15/07 ...........    United States         6,800,000         6,494,000
                                                                                                                  ------------
                                                                                                                    23,259,000
                                                                                                                  ------------
    CONSUMER NON-DURABLES 2.5%
    Agrilink Foods Inc., senior sub. note, 11.875%, 11/01/08 ............    United States        17,000,000        14,280,000
    Hartmarx Corp., senior sub. note, 10.875%, 1/15/02 ..................    United States        12,400,000        12,214,000
    Premier International Foods, senior note, 144A, 12.00%, 9/01/09 .....    United States         8,000,000         7,720,000
    Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08 ...    United States        42,000,000        21,210,000

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                COUNTRY             AMOUNT*          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   CONSUMER NON-DURABLES (CONT.)
   SFC New Holdings Inc., senior note, 11.25%, 8/15/01 .................      United States       $14,405,000      $ 13,900,825
   SFC New Holdings Inc., zero cpn. to 6/15/05, 11.00% thereafter,
    12/15/09 ...........................................................      United States           909,980                --
   Specialty Retailers Inc., senior note, B, 8.50%, 7/15/05 ............      United States         7,250,000           761,250
   Specialty Retailers Inc., senior sub. note, B, 9.00%, 7/15/07 .......      United States         5,000,000            75,000
   Styling Technology Corp., senior sub. note, 10.875%, 7/01/08 ........      United States        22,000,000         3,190,000
                                                                                                                   ------------
                                                                                                                     73,351,075
                                                                                                                   ------------
   CONSUMER SERVICES 18.6%
   Advantica Restaurant Group Inc., senior note, 11.25%, 1/15/08 .......      United States        13,896,030         9,240,860
   AMF Bowling Worldwide Inc., senior disc. note, B, zero cpn. to
    3/15/01, 12.25% thereafter, 3/15/06 ................................      United States         9,951,000         2,338,485
   AMFM Inc., senior note, 8.00%, 11/01/08 .............................      United States        23,500,000        23,529,375
   AMFM Inc., senior sub. note, 9.00%, 10/01/08 ........................      United States         8,400,000         8,547,000
   AMFM Inc., senior sub. note, B, 8.75%, 6/15/07 ......................      United States        15,000,000        15,075,000
   Ascent Entertainment Group Inc., senior disc. note, zero cpn. to
    12/15/02, 11.875% thereafter, 12/15/04 .............................      United States        19,500,000        15,892,500
   Aztar Corp., senior sub. note, 8.875%, 5/15/07 ......................      United States        30,500,000        28,288,750
   Benedek Communications Corp., senior disc. note, zero cpn. to
    5/15/01, 13.25% thereafter, 5/15/06 ................................      United States        24,500,000        21,560,000
   Charter Communications Holdings LLC, senior disc. note, zero cpn. to
    4/01/04, 9.92% thereafter, 4/01/11 .................................      United States        44,000,000        22,990,000
   CKE Restaurants Inc., senior sub. note, 9.125%, 5/01/09 .............      United States        19,500,000        11,310,000
   CSC Holdings Inc., senior sub. deb., 10.50%, 5/15/16 ................      United States        20,000,000        21,000,000
   CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23 ................      United States         5,000,000         5,025,000
   Diamond Cable Communication Co., senior disc. note, zero cpn. to
    2/15/02, 10.75% thereafter, 2/15/07 ................................      United Kingdom        7,850,000         6,005,250
   Diamond Holdings PLC, senior note, 9.125%, 2/01/08 ..................      United Kingdom       10,600,000         9,805,000
   Family Restaurant Inc., senior note, 9.75%, 2/01/02 .................      United States        10,850,000         4,828,250
   Fox/Liberty Networks LLC, senior disc. note, zero cpn. to 8/15/02,
    9.75% thereafter, 8/15/07 ..........................................      United States        22,650,000        17,553,750
   Fox/Liberty Networks LLC, senior note, 8.875%, 8/15/07 ..............      United States        15,000,000        14,737,500
   Granite Broadcasting Corp., senior sub. note, A, 10.375%, 5/15/05 ...      United States         7,100,000         6,780,500
   Hammons (John Q) Hotels, first mortgage, 8.875%, 2/15/04 ............      United States        20,000,000        17,650,000
   Hammons (John Q) Hotels, first mortgage, 9.75%, 10/01/05 ............      United States         4,500,000         3,960,000
   Harrah's Operating Co. Inc., senior sub. note, 7.875%, 12/15/05 .....      United States        15,250,000        13,991,875
   Hollinger International Inc., senior sub. note, 9.25%, 2/01/06 ......      United States         6,400,000         6,304,000
   Hollinger International Publishing Inc., senior sub. note, 9.25%,
    3/15/07 ............................................................      United States        12,800,000        12,480,000
   Horseshoe Gaming Holding, senior sub. note, 8.625%, 5/15/09 .........      United States        30,200,000        27,708,500
   LIN Holdings Corp., senior disc. note, zero cpn. to 3/01/03, 10.00%
    thereafter, 3/01/08 ................................................      United States        17,300,000        10,380,000
   LIN Television Corp., senior sub. note, 8.375%, 3/01/08 .............      United States        19,000,000        16,340,000
   NTL Inc., senior note, zero cpn. to 4/01/03, 9.75% thereafter, 4/01/08     United States        50,000,000        31,375,000
   Premier Parks Inc., senior disc. note, zero cpn. to 4/01/03, 10.00%
    thereafter, 4/01/08 ................................................      United States         8,000,000         5,260,000
   Premier Parks Inc., senior note, 9.25%, 4/01/06 .....................      United States         8,000,000         7,430,000
   Premier Parks Inc., senior note, 9.75%, 6/15/07 .....................      United States        22,500,000        21,290,625
   Prime Hospitality Corp., senior sub. note,B,9.75%, 4/01/07...........      United States        23,200,000        22,504,000
   Protection One Alarm Monitoring Inc., senior sub. note, 144A, 8.125%,
    1/15/09.............................................................      United States        37,000,000        22,200,000


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)

                                                                                                  PRINCIPAL
                                                                                COUNTRY             AMOUNT*          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   CONSUMER SERVICES (CONT.)
   Regal Cinemas Inc., senior sub. note, 9.50%, 6/01/08 ................      United States       $29,650,000     $  12,156,500
   Sinclair Broadcast Group Inc., senior sub. note, 10.00%, 9/30/05 ....      United States        14,400,000        13,392,000
   Telewest Communications PLC, 144A, zero cpn. to 2/01/05, 11.375%
    thereafter, 2/01/10 ................................................      United Kingdom       28,000,000        14,840,000
   Telewest Communications PLC, senior disc. note, zero cpn. to 4/15/04,
    9.25% thereafter, 4/15/09 ..........................................      United Kingdom       14,750,000         8,186,250
   Telewest Communications PLC, senior note, 11.25%, 11/01/08 ..........      United Kingdom        4,000,000         4,000,000
   United Pan-Europe Communications NV, zero cpn. to 8/01/04, 12.50%
    thereafter, 8/01/09 ................................................       Netherlands         52,500,000        23,625,000
                                                                                                                  -------------
                                                                                                                    539,580,970
                                                                                                                  -------------
   ELECTRONIC TECHNOLOGY 3.1%
   Amkor Technology Inc., senior notes, 9.25%, 5/01/06 .................      United States        30,000,000        29,250,000
   L-3 Communications Holdings Inc., senior sub. note, 10.375%, 5/01/07       United States         5,400,000         5,440,500
   SCG Holding and Semiconductor Co., senior sub. note, 12.00%, 8/01/09       United States        30,000,000        31,950,000
   Telecommun Techniques Co., senior sub. note, 9.75%, 5/15/08 .........      United States        24,000,000        21,960,000
                                                                                                                  -------------
                                                                                                                     88,600,500
                                                                                                                  -------------
   ENERGY MINERALS 3.6%
   Abraxas Petroleum Corp., senior note, 11.50%, 11/01/04 ..............      United States        25,970,000        21,944,650
   AEI Resources Inc., senior sub. note, 144A, 11.50%, 12/15/06 ........      United States        20,000,000         1,075,000
   Bellwether Exploration Co., senior sub. note, 10.875%, 4/01/07 ......      United States         5,000,000         4,525,000
   Clark R&M Inc., senior sub. note, 8.875%, 11/15/07 ..................      United States         9,000,000         4,815,000
   Clark USA Inc., senior note, 10.875%, 12/01/05 ......................      United States        17,000,000         8,415,000
   Conproca SA, S.F., senior secured note, 144A, 12.00%, 6/16/10 .......          Mexico           23,300,000        23,008,750
   Mesa Operating Co., zero cpn. to 7/01/01, 11.625% thereafter, 7/01/06      United States         4,300,000         3,622,750
   P&L Coal Holdings Corp., senior note, B, 8.875%, 5/15/08 ............      United States         7,000,000         6,405,000
   P&L Coal Holdings Corp., senior sub. note, B, 9.625%, 5/15/08 .......      United States        33,000,000        29,535,000
                                                                                                                  -------------
                                                                                                                    103,346,150
                                                                                                                  -------------
   FINANCE 2.6%
   Lodgian Finance Corp, 12.25%, 7/15/09 ...............................      United States        34,250,000        27,571,250
   Sovereign Bancorp Inc., senior note, 10.50%, 11/15/06 ...............      United States        23,000,000        22,540,000
   Willis Corroon Corp., senior sub. note, 9.00%, 2/01/09 ..............      United States        30,000,000        24,150,000
                                                                                                                  -------------
                                                                                                                     74,261,250
                                                                                                                  -------------
   GOVERNMENT BONDS .5%
   ESCOM, E168, utility deb., 11.00%, 6/01/08 ..........................      South Africa       108,800,000 ZAR     12,906,820
                                                                                                                  -------------
   HEALTH SERVICES 3.0%
   Everest Healthcare Services Corp., senior sub. note, 9.75%, 5/01/08 .      United States        18,000,000        15,210,000
   Fresenius Medical Care Capital Trust, 7.875%, 2/01/08 ...............      United States        24,000,000        21,120,000
   Iasis Healthcare Corp., senior sub. note, 144A, 13.00%, 10/15/09 ....      United States        35,000,000        35,087,500
   Magellan Health Services Inc., senior sub. note, 9.00%, 2/15/08 .....      United States        20,000,000         7,100,000
   Pharmerica Inc., senior sub. note, 8.375%, 4/01/08 ..................      United States         8,400,000         4,662,000
(c)Vencor Operating Inc., senior sub. note, 9.875%, 5/01/05 ............      United States        29,000,000         3,045,000
                                                                                                                  -------------
                                                                                                                     86,224,500
                                                                                                                  -------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                COUNTRY             AMOUNT*          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   BONDS (Cont.)
   HEALTH TECHNOLOGY .5%
   Conmed Corp., senior sub. note, 9.00%, 3/15/08 ......................      United States       $15,000,000     $  13,875,000
                                                                                                                  -------------
   INDUSTRIAL SERVICES 4.8%
   Allied Waste North America Inc., senior note, B, 7.875%, 1/01/09 ....      United States        34,000,000        28,220,000
   Allied Waste North America Inc., senior sub. note, 10.00%, 8/01/09 ..      United States        10,000,000         7,900,000
   Great Lakes Dredge & Dock Corp., senior sub. note, 11.25%, 8/15/08 ..      United States         4,750,000         4,750,000
   Key Energy Services Inc., senior sub. note, 14.00%, 1/15/09 .........      United States        30,000,000        32,550,000
   R&B Falcon Corp., senior note, 12.25%, 3/15/06 ......................      United States        10,850,000        11,772,250
   R&B Falcon Corp., senior note, 9.50%, 12/15/08 ......................      United States         7,400,000         7,363,000
   RBF Finance Co., senior note, 11.375%, 3/15/09 ......................      United States         8,750,000         9,318,750
   Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .............      United States        10,000,000         1,137,500
   Universal Compression Inc., senior disc. note, zero cpn. to 2/15/03,
    9.875% thereafter, 2/15/08 .........................................      United States        31,800,000        20,829,000
   URS Corp., senior sub. note, 12.25%, 5/01/09 ........................      United States        16,500,000        16,252,500
                                                                                                                  -------------
                                                                                                                    140,093,000
                                                                                                                  -------------
   NON-ENERGY MINERALS 1.0%
   Bear Island Paper Co. LLC, senior note, B, 10.00%, 12/01/07 .........      United States        11,700,000        10,588,500
   LTV Corp., senior note, 8.20%, 9/15/07 ..............................      United States        15,000,000        11,325,000
   Sheffield Steel Corp., first mortgage, B, 11.50%, 12/01/05 ..........      United States         8,000,000         5,640,000
                                                                                                                  -------------
                                                                                                                     27,553,500
                                                                                                                  -------------
   PROCESS INDUSTRIES 7.8%
   Anchor Glass, first mortgage, 11.25%, 4/01/05 .......................      United States        23,700,000        16,708,500
   Anchor Glass Container, senior note, 9.875%, 3/15/08 ................      United States        17,300,000        10,726,000
   Avecia Group PLC, senior note, 11.00%, 7/01/09 ......................      United Kingdom       33,000,000        32,752,500
   Climachen Inc., senior sub. note, B, 10.75%, 12/01/07 ...............      United States         7,500,000         1,387,500
   Container Corp. of America, senior note, A, 9.75%, 4/01/03 ..........      United States        12,000,000        12,120,000
   Equistar Chemicals LP, senior note, 8.75%, 2/15/09 ..................      United States        20,000,000        19,200,000
   Four M Corp., senior note, B, 12.00%, 6/01/06 .......................      United States         7,400,000         7,252,000
   Graham Packaging Co., senior disc. note, B, zero cpn., to 1/15/03,
    10.75% thereafter, 1/15/09 .........................................      United States         5,600,000         3,052,000
   Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ...........      United States         6,600,000         5,511,000
   Huntsman ICI Chemicals LLC, zero cpn., senior disc. note, 12/31/09 ..      United States        76,130,000        23,980,950
   Lyondell Chemical Co., senior secured note, 9.875%, 5/01/07 .........      United States         9,000,000         8,685,000
   Lyondell Chemical Co., senior sub. note, 10.875%, 5/01/09 ...........      United States         2,400,000         2,316,000
   Pindo Deli Finance Mauritius, senior note, 11.75%, 10/01/17 .........        Indonesia          30,900,000        15,913,500
(c)Polysindo International Finance Co. BV, secured note, 9.375%, 7/30/07        Indonesia          27,750,000         5,550,000
(c)Purina Mills Inc., senior sub. note, 9.00%, 3/15/10 .................      United States        40,000,000        11,800,000
   Radnor Holdings Inc., senior note, 10.00%, 12/01/03 .................      United States         6,250,000         5,453,125
   Repap New Brunswick, senior note, 9.00%, 6/01/04 ....................          Canada           13,600,000        12,920,000
   Terra Industries Inc., senior note, B, 10.50%, 6/15/05 ..............      United States        15,000,000        11,475,000
   Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 .........        Indonesia          11,000,000         6,215,000
   Westpoint Stevens Inc., senior note, 7.875%, 6/15/08 ................      United States        17,500,000        14,000,000
                                                                                                                  -------------
                                                                                                                    227,018,075
                                                                                                                  -------------


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                COUNTRY             AMOUNT*          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   PRODUCER MANUFACTURING 6.7%
   Advanced Accessory Systems, senior sub. note, B, 9.75%, 10/01/07 ....      United States       $ 8,000,000      $  6,840,000
   Airxcel Inc., senior sub. note, B, 11.00%, 11/15/07 .................      United States        13,500,000        11,070,000
   American Axle & Manufacturing Inc., 9.75%, 3/01/09 ..................      United States        26,800,000        25,326,000
c  Cambridge Industries Inc., senior sub. note, B, 10.25%, 7/15/07 .....      United States         4,700,000           963,500
   Collins & Aikman Products, senior sub. note, 11.50%, 4/15/06 ........      United States         9,500,000         9,072,500
   Goss Graphic Systems Inc., senior sub. note, PIK, 12.25%, 11/19/05 ..      United States         7,575,000         2,575,500
   Keystone Consolidated Industries Inc., senior note, 9.625%, 8/01/07 .      United States         7,000,000         5,985,000
   Neenah Corp., F, 11.125%, 5/01/07 ...................................      United States         6,100,000         4,666,500
   Neenah Corp., senior sub. note, B, 11.125%, 5/01/07 .................      United States         6,100,000         4,666,500
   Nortek Inc., senior note, 8.875%, 8/01/08 ...........................      United States         8,000,000         7,200,000
   Nortek Inc., senior note, B, 9.125%, 9/01/07 ........................      United States        19,200,000        17,712,000
   Oshkosh Truck Corp., senior sub. note, 8.75%, 3/01/08 ...............      United States        13,200,000        12,309,000
   Talon Automotive Group Inc., senior sub. note, B, 9.625%, 5/01/08 ...      United States        20,850,000         8,444,250
   Tenneco Automotive Inc., senior sub. note, 11.625%, 10/15/09 ........      United States        30,000,000        28,125,000
   Terex Corp., senior sub. note, 8.875%, 4/01/08 ......................      United States         9,500,000         8,597,500
   Terex Corp., senior sub. note, 8.875%, 4/01/08 ......................      United States        24,750,000        22,398,750
   Thermadyne Industries Inc., sub. note, 10.75%, 11/01/03 .............      United States        19,781,000        18,371,604
                                                                                                                  -------------
                                                                                                                    194,323,604
                                                                                                                  -------------
   REAL ESTATE 1.2%
   HMH Properties Inc., senior secured note, B, 7.875%, 8/01/08 ........      United States        40,000,000        34,300,000
                                                                                                                  -------------
   RETAIL TRADE .2%
c  Bruno's Inc., senior sub. note, 10.50%, 8/01/05 .....................      United States        12,500,000            62,500
   Pueblo Xtra International, senior note, 9.50%, 8/01/03 ..............      United States         9,500,000         4,512,500
   Pueblo Xtra International, senior note, C, 9.50%, 8/01/03 ...........      United States         5,000,000         2,375,000
                                                                                                                  -------------
                                                                                                                      6,950,000
                                                                                                                  -------------
   TECHNOLOGY SERVICES 1.8%
   Anacomp Inc., senior sub. note, D, 10.875%, 4/01/04 .................      United States        28,200,000        17,061,000
   PSINet Inc., senior note, 10.50%, 12/01/06 ..........................      United States        11,500,000        10,292,500
   PSINet Inc., senior note, 11.00%, 8/01/09 ...........................      United States        27,250,000        24,661,250
                                                                                                                  -------------
                                                                                                                     52,014,750
                                                                                                                  -------------
   TELECOMMUNICATIONS 24.2%
   Allegiance Telecom Inc., senior disc. note, B, zero cpn. to 2/15/03,
    11.75%, thereafter, 2/15/08 ........................................      United States        22,000,000        15,510,000
   Allegiance Telecom Inc., senior note, 12.875%, 5/15/08 ..............      United States        20,500,000        21,832,500
   Arch Escrow Corp., senior note, 13.75%, 4/15/08 .....................      United States        14,500,000        11,962,500
   Call-Net Enterprises Inc., senior disc. note, zero cpn. to 5/15/04,
    10.80% thereafter, 5/15/09 .........................................          Canada           29,500,000        10,620,000
   Clearnet Communications Inc., senior disc. note, zero cpn. to
    5/01/04, 10.125% thereafter, 5/01/09 ...............................          Canada           48,250,000        27,623,125
   Crown Castle International Corp., senior disc. note, zero cpn. to
    8/01/04, 11.25% thereafter, 8/01/11 ................................      United States        51,000,000        30,090,000
   Dobson/Sygnet Communications Co., senior note, 12.25%, 12/15/08 .....      United States        34,250,000        36,561,875
   Global Crossing Holdings Ltd., senior note, 144A, 9.50%, 11/15/09 ...         Bermuda           40,000,000        37,817,320

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                COUNTRY             AMOUNT*          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   TELECOMMUNICATIONS (CONT.)
c  ICO Global Communications Holdings Ltd., senior note, 15.00%, 8/01/05         Bermuda          $35,000,000      $ 19,250,000
   IntelCom Group Inc., senior secured disc. note, zero cpn. to 5/01/01,
    12.50% thereafter, 5/01/06 .........................................      United States        32,500,000        26,325,000
   Intermedia Communications Inc., senior disc. note, B, zero cpn. to
    7/15/02, 11.25% thereafter, 7/15/07 ................................      United States        37,500,000        27,843,750
   Intermedia Communications Inc., senior note, 9.50%, 3/01/09 .........      United States        10,000,000         9,225,000
c  Iridium LLC/CAP, senior note, D, 10.875%, 7/15/05 ...................         Bermuda           17,000,000           488,750
   Level 3 Communications Inc., senior disc. note, zero cpn. to 12/01/03,
    10.50% thereafter, 12/01/08 ........................................      United States        38,000,000        21,850,000
   Loral Space and Communications Ltd., senior disc. note, zero cpn. to
    1/15/02, 12.50% thereafter, 1/15/07 ................................      United States        35,300,000        14,296,500
   McCaw International Ltd., senior disc. note, zero cpn. to 4/15/02,
    13.00% thereafter, 4/15/07 .........................................      United States        28,500,000        20,377,500
   McLeod USA Inc., senior disc. note, zero cpn. to 3/01/02, 10.50%
    thereafter, 3/01/07 ................................................      United States        10,000,000         7,900,000
   McLeod USA Inc., senior note, 9.50%, 11/01/08 .......................      United States        16,000,000        15,400,000
   Metrocall Inc., senior sub. note, 9.75%, 11/01/07 ...................      United States        31,000,000        21,390,000
   Metrocall Inc., senior sub. note, 11.00%, 9/15/08 ...................      United States        10,000,000         7,300,000
   Microcell Telecommunications Inc., senior disc. note, B, zero cpn
    to 12/01/01, 14.00% thereafter, 6/01/06 ............................          Canada           17,550,000        16,146,000
   Millicom International Cellular SA, senior disc. note, zero cpn. to
    6/01/01, 13.50% thereafter, 6/01/06 ................................        Luxembourg         22,300,000        18,620,500
   Netia Holdings BV, senior disc. note, B, zero cpn. to 11/01/01,
    11.25% thereafter, 11/01/07 ........................................          Poland           15,000,000        10,350,000
   Netia Holdings BV, senior note, B, 10.25%, 11/01/07 .................          Poland            9,000,000         7,605,000
   Nextel Communications Inc., senior disc. note, zero cpn. to 10/31/02,
    9.75% thereafter, 10/31/07 .........................................      United States        35,500,000        25,471,250
   Nextel International Inc., senior disc. note, zero cpn. to 4/15/03,
    12.125% thereafter, 4/15/08 ........................................      United States        20,000,000        12,250,000
   Nextel Partners Inc., senior disc. note, zero cpn. to 2/01/04,
    14.00% thereafter, 2/01/09 .........................................      United States        15,600,000        10,062,000
   Nextel Partners Inc., senior sub. note, 144A, 11.00%, 3/15/10 .......      United States         7,300,000         7,026,250
   NEXTLINK Communications Inc., senior disc. note, zero cpn. to
    4/15/03, 9.45% thereafter, 4/15/08 .................................      United States        20,250,000        12,048,750
   NEXTLINK Communications Inc., senior note, 9.625%, 10/01/07 .........      United States        17,350,000        15,918,625
   NEXTLINK Communications Inc., senior note, 9.00%, 3/15/08 ...........      United States        18,150,000        16,244,250
   Occidente Y Caribe Celular SA, senior disc. note, B, zero cpn. to
    3/15/01, 14.00% thereafter, 3/15/04 ................................         Colombia          38,165,000        21,944,875
c,d Poland Telecom Finance, senior note, B, 14.00%, 12/01/07 ...........         Poland            30,000,000         7,650,000
   Rogers Cantel Mobile Inc., senior secured deb., 9.75%, 6/01/16 ......          Canada           13,250,000        13,962,188
   RSL Communications PLC, senior disc. note, zero cpn. to 3/01/03,
    10.125% thereafter, 3/01/08 ........................................      United Kingdom       44,500,000        18,022,500
   RSL Communications PLC, senior note, 12.00%, 11/01/08                      United Kingdom        6,250,000         4,656,250
   Spectrasite Holdings Inc., senior disc. note, 144A, zero cpn. to
    3/15/05, 12.875% thereafter, 3/15/10 ...............................      United States        35,000,000        18,200,000
   Spectrasite Holdings Inc., senior disc. note, zero cpn. to 4/15/04,
    11.25% thereafter, 4/15/09 .........................................      United States        20,500,000        11,172,500


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                COUNTRY             AMOUNT*          VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
TELECOMMUNICATIONS (CONT.)
Triton PCS Inc., sub. disc. note, zero cpn. to 5/01/03, 11.00%
 thereafter, 5/01/08 ...................................................      United States       $25,000,000      $ 18,125,000
VoiceStream Wireless Corp., senior disc. note, 144A, zero cpn. to
 11/15/04, 11.875% thereafter, 11/15/09 ................................      United States        29,750,000        19,151,563
Williams Communications Group Inc., senior note, 10.875%, 10/01/09 .....      United States        32,500,000        32,743,750
                                                                                                                  -------------
                                                                                                                    701,035,071
                                                                                                                  -------------
TRANSPORTATION 4.5%
American Commercial Lines LLC, senior note, 10.25%, 6/30/08 ............      United States        22,700,000        18,273,500
Gearbulk Holding Ltd., senior note, 11.25%, 12/01/04 ...................         Bermuda           19,000,000        19,047,500
GS Superhighway (Holdings) Ltd., senior note, 10.25%, 8/15/07 ..........          China            35,000,000        23,800,000
Sea Containers Ltd., senior note, 10.50%, 7/01/03 ......................      United States        10,000,000         7,650,000
Sea Containers Ltd., senior note, 10.75%, 10/15/06 .....................      United States        19,700,000        13,100,500
Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ......................      United States        34,000,000        28,050,000
United Air Lines Inc., S.F., pass-through equipment trust, B-2,
 9.06%, 9/26/14 ........................................................      United States        20,422,000        21,443,508
                                                                                                                  -------------
                                                                                                                    131,365,008
                                                                                                                  -------------
UTILITIES 1.2%
AES China Generating Co., 10.125%, 12/15/06 ............................          China             4,400,000         2,728,000
AES Corp., senior note, 9.50%, 6/01/09 .................................      United States         7,500,000         7,125,000
ESI Tractebel Acq. Corp., secured note, 7.99%, 12/30/11 ................      United States         8,000,000         6,880,000
Midland Cogeneration Venture, S.F., senior lease obligation, A,
 11.75%, 7/23/05 .......................................................      United States         4,500,000         4,781,259
Midland Cogeneration Venture, S.F., senior lease obligation, B,
 13.25%, 7/23/06 .......................................................      United States        11,500,000        13,543,987
                                                                                                                  -------------
                                                                                                                     35,058,246
                                                                                                                  -------------
TOTAL BONDS (COST $3,340,599,487) ......................................                                          2,638,498,169
                                                                                                                  -------------
CONVERTIBLE BONDS .5%
TELECOMMUNICATIONS .5%
Level 3 Communications Inc., cvt., 6.00%, 3/15/10 (COST $13,894,102) ...      United States        17,500,000        14,916,125
                                                                                                                  -------------

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2000 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT*             VALUE
----------------------------------------------------------------------------------------------------------------------------------
(b) REPURCHASE AGREEMENT 2.0%
   Joint Repurchase Agreement, 6.396%, 6/01/00, (Maturity Value $58,737,135)
    (COST $58,726,701) .....................................................                      $58,726,701      $    58,726,701
     Barclays Capital Inc.
     Bear Stearns & Co. Inc.
     Chase Securities Inc.
     Donaldson, Lufkin & Jenrette Securities Corp.
     Dresdner Kleinwort Benson, North America LLC
     Nesbitt Burns Securities Inc.
     Paine Webber Inc.
     Paribas Corp.
     Societe Generale
     Warburg Dillion Read LLC
      Collateralized by U.S. Treasury Bills and Notes
                                                                                                                   --------------
   TOTAL INVESTMENTS (COST $3,600,148,087) 97.8% ...........................                                        2,833,497,364
   OTHER ASSETS, LESS LIABILITIES 2.2% .....................................                                           62,884,331
                                                                                                                   --------------
   NET ASSETS 100.0% .......................................................                                       $2,896,381,695
                                                                                                                   --------------


CURRENCY ABBREVIATIONS
ZAR - South African Rand

*  The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)  Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At May 31, 2000, all repurchase agreements held by the Fund had been entered into on that date.

(c)  See Note 6 regarding defaulted securities.

(d)  See Note 7 regarding restricted securities.

(e) The Investment Company Act of 1940 defines affiliated companies as investments in portfolio companies in which the fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at May 31, 2000, were $3,572,847.


                       See notes to financial statements.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000

Assets:
 Investments in securities:
  Cost ....................................................    $ 3,600,148,087
                                                               ===============
  Value ...................................................      2,833,497,364
 Receivables:
  Capital shares sold .....................................         10,812,813
  Dividends and interest ..................................         64,095,680
                                                               ---------------
      Total assets ........................................      2,908,405,857
                                                               ---------------
Liabilities:
 Payables:
  Capital shares redeemed .................................          6,193,263
  Affiliates ..............................................          2,224,181
  Shareholders ............................................          3,482,574
 Other liabilities ........................................            124,144
                                                               ---------------
      Total liabilities ...................................         12,024,162
                                                               ---------------
      Net assets, at value ................................    $ 2,896,381,695
                                                               ===============
 Net assets consist of:
 Undistributed net investment income ......................    $     8,211,460
 Net unrealized depreciation ..............................       (766,650,903)
 Accumulated net realized loss ............................       (125,461,984)
 Capital shares ...........................................      3,780,283,122
                                                               ---------------
Net assets, at value ......................................    $ 2,896,381,695
                                                               ===============


                       See notes to financial statements.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements (continued)


STATEMENT OF ASSETS AND LIABILITIES (CONT.)
MAY 31, 2000

CLASS A:
 Net assets, at value ................................................      $2,442,432,361
                                                                            ==============
 Shares outstanding ..................................................       1,061,216,647
                                                                            ==============
 Net asset value per share* ..........................................      $         2.30
                                                                            ==============
 Maximum offering price per share (net asset value per share / 95.75%)      $         2.40
                                                                            ==============
CLASS B:
 Net assets, at value ................................................      $   69,564,593
                                                                            ==============
 Shares outstanding ..................................................          30,275,213
                                                                            ==============
 Net asset value and maximum offering price per share* ...............      $         2.30
                                                                            ==============
CLASS C:
 Net assets, at value ................................................      $  367,150,637
                                                                            ==============
 Shares outstanding ..................................................         159,085,789
                                                                            ==============
 Net asset value per share* ..........................................      $         2.31
                                                                            ==============
 Maximum offering price per share (net asset value per share / 99.00%)      $         2.33
                                                                            ==============
ADVISOR CLASS:
 Net assets, at value ................................................      $   17,234,104
                                                                            ==============
 Shares outstanding ..................................................           7,477,574
                                                                            ==============
 Net asset value and maximum offering price per share ................      $         2.30
                                                                            ==============


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2000


Investment income:
 Dividends ..............................................................      $   9,634,285
 Interest ...............................................................        359,823,380
                                                                               -------------
      Total investment income ...........................................        369,457,665
                                                                               -------------
Expenses:
 Management fees (Note 3) ...............................................         15,209,681
 Distribution fees (Note 3)
  Class A ...............................................................          3,849,821
  Class B ...............................................................            348,336
  Class C ...............................................................          2,834,501
 Transfer agent fees (Note 3) ...........................................          3,826,266
 Custodian fees .........................................................             43,383
 Reports to shareholders ................................................            581,200
 Registration and filing fees ...........................................            256,199
 Professional fees ......................................................            114,520
 Trustees' fees and expenses ............................................             69,694
 Other ..................................................................             96,101
                                                                               -------------
      Total expenses ....................................................         27,229,702
                                                                               -------------
      Net investment income .............................................        342,227,963
                                                                               -------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...........................................................        (84,981,160)
  Foreign currency transactions .........................................            (27,186)
                                                                               -------------
      Net realized loss .................................................        (85,008,346)
 Net unrealized appreciation (depreciation) on:
  Investments ...........................................................       (420,292,368)
  Translation of assets and liabilities denominated in foreign currencies             24,708
                                                                               -------------
      Net unrealized depreciation .......................................       (420,267,660)
                                                                               -------------
Net realized and unrealized loss ........................................       (505,276,006)
                                                                               -------------
Net decrease in net assets resulting from operations ....................      $(163,048,043)
                                                                               =============



                       See notes to financial statements.
FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MAY 31, 2000 AND 1999

                                                                                                   2000                 1999
                                                                                            --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................      $   342,227,963       $   339,921,053
  Net realized gain (loss) from investments and foreign currency transactions ........          (85,008,346)           73,264,684
  Net unrealized depreciation on investments and translation of assets and liabilities
   denominated in foreign currencies .................................................         (420,267,660)         (437,470,931)
                                                                                            --------------------------------------
      Net decrease in net assets resulting from operations ...........................         (163,048,043)          (24,285,194)
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................................         (297,771,870)         (299,008,521)
   Class B ...........................................................................           (5,227,817)             (367,466)
   Class C ...........................................................................          (43,745,502)          (40,073,283)
   Advisor Class .....................................................................           (4,338,546)           (2,875,463)
                                                                                            --------------------------------------
 Total distributions to shareholders .................................................         (351,083,735)         (342,324,733)
 Capital share transactions: (Note 2)
  Class A ............................................................................         (233,459,046)          191,216,722
  Class B ............................................................................           51,873,634            26,621,191
  Class C ............................................................................          (53,256,052)          136,698,940
  Advisor Class ......................................................................          (16,099,369)           14,754,823
                                                                                            --------------------------------------
 Total capital share transactions ....................................................         (250,940,833)          369,291,676
      Net increase (decrease) in net assets ..........................................         (765,072,611)            2,681,749
Net assets
 Beginning of year ...................................................................        3,661,454,306         3,658,772,557
                                                                                            --------------------------------------
 End of year .........................................................................      $ 2,896,381,695       $ 3,661,454,306
                                                                                            --------------------------------------
Undistributed net investment income included in net assets:
 End of year .........................................................................      $     8,211,460       $    17,094,418
                                                                                            ======================================


                       See notes to financial statements.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund). The Fund seeks to provide a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the fund began offering a new class of shares, Class
B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At May 31, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                         YEAR ENDED MAY 31, 2000                 YEAR ENDED MAY 31, 1999*
                                                        SHARES              AMOUNT              SHARES                AMOUNT
                                                    ---------------------------------------------------------------------------
CLASS A
Shares sold ..................................       331,634,709       $   828,749,061        414,087,089       $ 1,147,083,301
Shares issued in reinvestment of distributions        51,595,884           129,033,053         48,411,868           134,052,298
Shares redeemed ..............................      (478,461,066)       (1,191,241,160)      (393,225,617)       (1,089,918,877)
                                                    ---------------------------------------------------------------------------
Net increase (decrease) ......................       (95,230,473)      $  (233,459,046)        69,273,340       $   191,216,722
                                                    ===========================================================================
CLASS B
Shares sold ..................................        24,687,653       $    61,971,524         10,082,048       $    27,600,679
Shares issued in reinvestment of distributions           934,613             2,307,752             67,548               184,499
Shares redeemed ..............................        (5,068,871)          (12,405,642)          (427,778)           (1,163,987)
                                                    ---------------------------------------------------------------------------
Net increase .................................        20,553,395       $    51,873,634          9,721,818       $    26,621,191
                                                    ===========================================================================
CLASS C
Shares sold ..................................        45,033,235       $   113,693,172         92,143,685       $   257,265,284
Shares issued in reinvestment of distributions         9,310,496            23,372,653          8,220,312            22,770,924
Shares redeemed ..............................       (76,051,198)         (190,321,877)       (51,874,088)         (143,337,268)
                                                    ---------------------------------------------------------------------------
Net increase (decrease) ......................       (21,707,467)      $   (53,256,052)        48,489,909       $   136,698,940
                                                    ===========================================================================
ADVISOR CLASS
Shares sold ..................................        18,904,229       $    48,575,190         17,315,590       $    47,913,887
Shares issued in reinvestment of distributions         1,517,475            3,824,741             985,497             2,728,550
Shares redeemed                                      (27,568,659)         (68,499,300)        (13,089,579)          (35,887,614)
                                                    ---------------------------------------------------------------------------
Net increase (decrease)                               (7,146,955)      $  (16,099,369)          5,211,508        $   14,754,823
                                                    ===========================================================================


*  Class B shares for the period January 1, 1999 (effective date) to May 31,
   1999.

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND


Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

          ANNUALIZED
           FEE RATE     MONTH-END NET ASSETS
          ------------------------------------------------------------------

             .625%      First $100 million
             .500%      Over $100 million, up to and including $250 million
             .450%      In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .15%, .65%, and .65% per year of its average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the year of $2,349,062 and $519,135 respectively.

The Fund paid transfer agent fees of $3,826,266 of which $3,162,474 was paid to Investor Services.

Included in professional fees are legal fees of $19,092 that were paid to a law firm in which a partner of the law firm is an officer of the Fund.


4. INCOME TAXES

At May 31, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:


          Capital loss carryovers expiring in:

           2001 .......................................      $14,304,993
           2002 .......................................       12,243,104
           2003 .......................................        4,606,276
                                                             -----------
                                                             $31,154,373
                                                             ===========


At May 31, 2000, the Fund has deferred capital losses occurring subsequent to October 31, 2000 of $94,317,351. For tax purposes, such losses will be reflected in the year ending 2001.

On May 31, 2000, the Fund had expired capital loss carryovers of $54,426,655 which were reclassified to paid-in-capital.


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (continued)


4. INCOME TAXES (CONT.)

At May 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $3,600,148,087 was as follows:

          Unrealized appreciation ..................       $  39,155,386
          Unrealized depreciation ..................        (805,806,109)
                                                           -------------
          Net unrealized depreciation ..............       $(766,650,723)
                                                           =============


Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended May 31, 2000 aggregated $609,757,883 and $987,434,624, respectively.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 91.7% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At May 31, 2000, the Fund held defaulted securities with a value aggregating $49,588,150 representing 1.7% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

The Fund has investments in excess of 10% of its total net assets in the Consumer Services and Telecommunications industries. Such concentration may subject the Fund more significantly to economic changes occurring within that industry.


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Notes to Financial Statements (continued)


7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at May 31, 2000 are as follows:

   SHARES       ISSUER                                                       ACQUISITION DATE        COST            VALUE
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN AGE HIGH INCOME FUND
     30,000    Poland Telecom Finance, wts., 12/01/07                           11/24/1997        $   180,000     $      375
 30,000,000    Poland Telecom Finance, senior note, B, 14.00%, 12/01/07         11/24/1997         29,820,000      7,650,000
                                                                                                                  ----------
                TOTAL RESTRICTED SECURITIES (.26% of Net Assets)                                                  $7,650,375
                                                                                                                  ==========


FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FRANKLIN HIGH INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin High Income Trust (the "Fund") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
July 10, 2000

FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Tax Designation


Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 2.78% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2000.


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